Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 3,157	$ 306
Prepaid expenses and other	5,879	5,660
Current derivative financial assets	0	11,254
Accounts receivable	4,678	8,346
Value added taxes recoverable	14,897	13,719
Other current assets	$ 28,611	$ 39,285